Cover	Nov. 23, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 23, 2020
Entity Registrant Name	Warner Music Group Corp.
Entity Central Index Key	0001319161
Trading Symbol	WMG
Security Exchange Name	NASDAQ
Title of 12(b) Security	Class A Common Stock
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-32502
Entity Tax Identification Number	13-4271875
Entity Address, Postal Zip Code	10019
Entity Address, State or Province	NY
Entity Address, City or Town	New York
Entity Address, Address Line One	1633 Broadway
Local Phone Number	275-2000
City Area Code	(212)
Entity Emerging Growth Company	false